Acquisition Purchase Price Payable (Details) (USD $)	9 Months Ended		12 Months Ended		1 Months Ended	12 Months Ended
	Mar. 31, 2014	Mar. 31, 2013	Jun. 30, 2013	Jun. 30, 2012	Sep. 24, 2013 Yantai Tianzheng	Jun. 30, 2013 Yantai Tianzheng	Mar. 31, 2014 Yantai Tianzheng	Aug. 08, 2011 Yantai Tianzheng
Equity Method Investment, Ownership Percentage	100.00%		100.00%					100.00%
Business Acquisition, Cost of Acquired Entity, Purchase Price						$ 35,000,000	$ 35,000,000
Cash paid for acquisition of business	$ (5,000,000)	$ (12,472,815)	$ (20,300,000)	$ (9,700,000)	$ 5,000,000	$ 5,000,000